Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Financing Lease Costs

Operating lease costs for the years ended December 31, 2024 and 2023 are as follows:

	Year Ended December 31
	2024	2023
Fixed payments and variable payments that depend on an index or rate:
Equipment leases	$373	$646
Office and operational spaces lease expenses	1,225	2,090
Vehicle lease expenses	121	151
Total	$1,719	$2,887

Additional information for the years ended December 31, 2024 and 2023:

	Year Ended December 31
	2024	2023
Variable lease cost (included in the operating lease costs)	$81	$54

Operating cash flows, for amounts included in the measurement of lease liabilities are as follows:

	Year Ended December 31
	2024	2023
Equipment leases	$448	$705
Office and operational spaces lease expenses	$1,441	$2,037
Vehicle lease expenses	$143	$150

Supplemental information related to operating leases is as follows:

	December 31
	2024	2023
Operating lease right-of-use assets	$10,515	$12,377
Operating lease liabilities	$9,843	$11,606
Weighted average remaining lease term	3.6	2.7
Weighted average discount rate	15.68%	12.29%

Financing lease costs for the years ended December 31, 2024 and 2023 are as follows:

	Year Ended December 31
	2024	2023
Amortization of right of use assets	$118	$273
Interest on lease liabilities	9	10
Total	$127	$283

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities are as follows:

	Operating leases	Financing leases
2025	$2,729	$61
2026	2,428	24
2027	1,710	22
2028	1,580	28
2029 and thereafter	4,049	-
Total lease payments	12,496	135
Less imputed interest	2,653	47
Total lease liabilities	$9,843	$88